Share-based compensation (Details Narrative) - USD ($) $ in Thousands						12 Months Ended
	Feb. 25, 2025	Dec. 12, 2024	Oct. 31, 2024	Jun. 14, 2023	Jan. 09, 2023	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued				541,724	458,276
Unrecognized compensation cost						$ 811
Common Class A [Member] | PX SPAC CAPITAL INC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	1,400,000	1,000,000
Shares been vested when granted						1,700,000
Ordinary shares unvested						700,000
Common Class A [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | PX SPAC CAPITAL INC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	28,000	20,000
Shares been vested when granted						34,000
Ordinary shares unvested						14,000
Common Class A [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			18,000,000
Common Class A [Member] | 2024 Equity Incentive Plan [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			400,000